SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Amount of options
Beginning balance	916,513
Granted	31,100
Exercised	261,447
Forfeited	37,393
Ending balance	648,773	916,513
Exercisable as of December 31, 2020	502,172
Weighted average exercise price
Beginning balance	$ 57.29
Granted	102.58
Exercised	50.10
Forfeited	61.87
Ending balance	62.09	$ 57.29
Exercisable as of December 31, 2020	$ 55.83
Weighted average remaining contractual term (in years)
Options outstanding	5 years 11 months 8 days	6 years 11 months 15 days
Exercisable as of December 31, 2020	5 years 4 months 6 days
Aggregate intrinsic value
Options outstanding	$ 64,555	$ 54,762
Exercisable as of December 31, 2020	$ 53,108